PROPERTY AND EQUIPMENT (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
PROPERTY AND EQUIPMENT
Capital expenditure on property and equipment	¥ 221.7	¥ 122.0
Disposal of property and equipment included in amounts due from related parties	¥ 13.6	¥ 1.4